Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Jensen Quality Growth Fund Inc.
Entity Central Index Key	0000887215
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class J
Trading Symbol	JENSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	14.29	12.57	12.10
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 9,438,338,907
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 49,066,231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class R
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class R
Trading Symbol	JENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R	13.68	12.04	11.64
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 9,438,338,907
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 49,066,231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class I
Trading Symbol	JENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	14.53	12.81	12.37
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 9,438,338,907
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 49,066,231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class Y
Trading Symbol	JENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y	14.63	12.91	13.26
S&P 500 Index	28.19	15.80	14.32

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 9,438,338,907
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 49,066,231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/